Changes in Accounting Policies (Tables)	6 Months Ended
Dec. 31, 2019
Changes In Accounting Policies [Abstract]
Schedule of operating lease
31 Dec 2019
Operating lease commitments disclosed as at 30 June 2019	$104,851
Discounted using the lessee's incremental borrowing rate of at the date of initial application	$98,302

Lease liability recognised as at 1 July 2019	$98,302

Of which are:
Current lease liabilities	$37,197
Non-current lease liabilities	$61,105

Schedule of right of use assets
	Consolidated entity
	1 July 2019	30 June 2019
Right-of-use assets*
Properties	$96,824	-
* Included in the line item 'property, plant and equipment' in the condensed consolidated balance sheet.